Tactical Advantage ETF
Schedule of Investments
June 30, 2026 (Unaudited)
EXCHANGE TRADED FUNDS - 94.6%	Shares	Value
Financial Select Sector SPDR Fund	27,009	$1,447,952
Health Care Select Sector SPDR Fund	19,269	3,057,220
Industrial Select Sector SPDR Fund	16,042	2,971,460
Invesco S&P MidCap Momentum ETF	8,726	1,484,642
iShares AI Innovation and Tech Active ETF	27,796	1,465,405
iShares Biotechnology ETF	7,952	1,512,391
iShares Core High Dividend ETF	105,698	2,897,182
iShares Expanded Tech-Software Sector ETF(a)	16,027	1,452,046
iShares U.S. Aerospace & Defense ETF	6,079	1,473,671
iShares U.S. Home Construction ETF	14,745	1,540,558
iShares U.S. Medical Devices ETF	42,783	2,113,908
SPDR S&P Bank ETF	21,237	1,448,788
State Street SPDR Portfolio S&P 600 Small Cap ETF	25,479	1,469,374
State Street Utilities Select Sector SPDR Fund	64,335	2,916,949
Vanguard Growth ETF	34,059	2,933,842
Vanguard Mid-Cap Growth ETF	9,484	2,904,949
Vanguard Mid-Cap Value ETF	7,370	1,456,312
		34,546,649

TOTAL EXCHANGE TRADED FUNDS (Cost $33,389,591)		34,546,649

SHORT-TERM INVESTMENTS - 5.4%
Money Market Funds - 5.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(b)	1,976,576	1,976,576

TOTAL SHORT-TERM INVESTMENTS (Cost $1,976,576)		1,976,576

TOTAL INVESTMENTS - 100.0% (Cost $35,366,167)		$36,523,225
Liabilities in Excess of Other Assets - 0.0%(c)		(10,777)
TOTAL NET ASSETS - 100.0%		$36,512,448

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.